UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06223

Name of Fund:	Legg Mason Tax-Free Income, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2007
Date of reporting period: 12/31/2006

Item 1 — Schedule of Investments
Portfolio of Investments
Maryland Tax-Free Income Trust
December 31, 2006 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 95.4%
Maryland — 94.0%
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, Series 1998 (Pre-refunded 7/1/08)	4.750%	7/1/18	$3,150	$3,237	A
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds (70th Issue)	4.250%	9/1/26	1,000	989
City of Annapolis, Maryland, Economic Development Revenue and Refunding Revenue Bonds (St. John’s College Facility),
Series 1998	5.500%	10/1/18	1,000	1,022
Series 1998	5.500%	10/1/23	2,000	2,046
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects),
Series 1996A (FGIC insured)	5.000%	7/1/22	1,910	2,117
Series 1996A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,046	A
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects),
Series 1994A	5.000%	7/1/24	3,710	4,159
Series 1994A	5.000%	7/1/24	1,890	2,104
City of Baltimore, Maryland, Board of School Commissioners, School System Revenue Bonds, Series 2003A	5.000%	5/1/18	500	533
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds,
Series 1999D AMT	5.375%	9/1/24	2,000	2,051
Series 2001B AMT	5.375%	9/1/22	310	318
Series 2001H AMT	5.200%	9/1/22	1,790	1,833
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,370
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds, Series 1998A	5.000%	7/1/15	1,000	1,092
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds, Series 2004A	5.000%	8/15/19	1,000	1,116
Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds, Series 1991B	0.000%	8/15/07	1,000	978	B
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project),
Series 2003B (MBIA insured)	5.125%	6/30/15	3,340	3,604
Series 2003B (MBIA insured)	5.000%	6/30/19	1,000	1,066
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), Series 2001 (AMBAC insured)	5.375%	7/1/16	1,000	1,068

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	$3,000	$3,048
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	842
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue,
Series 1997	5.625%	7/1/17	1,000	1,029
Series 1998	6.000%	7/1/08	1,000	1,035
Series 1998	5.125%	7/1/20	3,000	3,116
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,182
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,134
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue,
Series 2002	5.750%	7/1/22	1,000	1,074
Series 2002	6.000%	7/1/26	2,000	2,174
Series 2002	5.750%	7/1/27	1,050	1,125
Series 2002	5.800%	7/1/32	2,000	2,141
Series 2002	6.000%	7/1/37	1,000	1,080
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,047
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,390
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,122
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	2,888
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,049
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A	5.250%	7/1/18	1,640	1,754

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art Issue, Series 2006	5.000%	6/1/30	$2,225	$2,310
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2006	5.000%	7/1/26	2,435	2,565
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500	544
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue,
Series 1990	0.000%	7/1/19	4,000	2,240	B
Series 2001	5.000%	5/15/12	1,500	1,573
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2004A	5.000%	7/1/33	3,000	3,157
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250	266
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue,
Series 2000 (Pre-refunded 7/1/10)	6.750%	7/1/30	1,250	1,385	A
Series 2001	5.750%	7/1/21	3,000	3,198
Series 2002	6.000%	7/1/32	1,000	1,089
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500	524
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	342
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds, Series 1995A (FGIC insured)	0.000%	10/15/11	940	714	B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project),
Series 1984A	6.500%	10/1/11	5,000	5,163
Series 1984B	6.500%	10/1/11	1,000	1,044
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement, Refunding Bonds,
Series 1992A	5.800%	7/1/07	4,000	4,045
Series 1992A	0.000%	7/1/10	3,000	2,648	B
Series 1999A (Pre-refunded 5/1/09)	5.000%	5/1/18	3,000	3,126	A
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425	3,687

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project, Series 1993A AMT	6.000%	7/1/07	$1,000	$1,008
Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, Series 1999 (FSA insured)	5.500%	10/1/13	170	180
Prince George’s County, Maryland, GO Consolidated Public Improvement Bonds, Series 1999 (FSA insured) (Pre-refunded 10/1/09)	5.500%	10/1/13	2,000	2,120	A
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, Series 2005 (MBIA insured)	5.000%	11/15/16	500	545
State of Maryland, GO Bonds, State and Local Facilities Loan,
Series 2000, First Series	5.500%	8/1/10	2,000	2,128
Series 2001, First Series	5.500%	3/1/15	5,000	5,640
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series 2001Z-2	5.125%	5/1/21	1,310	1,385
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds,
Series 1997A (Pre-refunded 4/1/07)	5.125%	4/1/17	2,000	2,027	A
Series 2006A	5.000%	10/1/12	2,500	2,711
Washington Suburban Sanitary District, Maryland, (Montgomery and Prince George’s Counties), Water Supply Refunding Bonds,
Series 1997	5.250%	6/1/16	1,650	1,851
Series 1997	5.750%	6/1/17	2,000	2,333
Series 1997	6.000%	6/1/18	2,705	3,244
Series 1997	6.000%	6/1/19	3,665	4,437
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, (McDaniel College Inc.), Series 2006	5.000%	11/1/31	1,000	1,047

				136,255

Puerto Rico — 1.4%
Commonwealth of Puerto Rico, GO Bonds, Public Improvement Bonds, Series 2005A	5.000%	7/1/25	2,000	2,086

Total Municipal Bonds (Cost — $129,487)				138,341

		Maturity
	Rate	Date	Par	Value

Variable Rate Demand ObligationsC — 3.0%
Illinois — 1.5%
Illinois Development Finance Authority Pollution Control Refunding Revenue Bonds, (Amoco Oil Co. Project), Series 1994 VRDN	3.970%	1/2/07	$2,095	$2,095

Nevada — 1.2%
Clark County Nevada School District Series 2006 A	3.850%	1/2/07	1,700	1,700

Texas — 0.3%
Gulf Coast Waste Disposal Authority Texas Pollution Control Revenue Series 1995	3.840%	1/2/07	500	500

Total Variable Rate Demand Obligations (Cost — $4,295)				4,295

Total Investments — 98.4% (Cost — $133,782)				142,636
Other Assets Less Liabilities — 1.6%				2,339

Net Assets — 100.0%				$144,975

A	Pre-refunded bond - Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date the bond “matures.” The prefunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of December 31, 2006, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

Portfolio of Investments
Pennsylvania Tax-Free Income Trust
December 31, 2006 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 100.1%

Pennsylvania — 100.1%
Alleghany County, Pennsylvania, Gateway School District, GO Bonds, Refunding, Series 2007 (FSA insured)	5.000%	7/15/21	$500	$543
Allegheny County, Pennsylvania, Allegheny County Sanitation Authority, Sewer Revenue Bonds, Refunding,
Series 2000 (MBIA insured) (Pre-refunded (12/1/10)	5.500%	12/1/30	845	909	A
Series 2000 (MBIA insured) (Unrefunded Balance)	5.500%	12/1/30	155	166
Series 2001 (MBIA insured)	5.375%	12/1/17	1,000	1,079
Allegheny County, Pennsylvania, Higher Education Building Authority, University Revenue Bonds (Carnegie Mellon University), Series 2002	5.250%	3/1/32	1,190	1,258
Allegheny County, Pennsylvania, Hospital Development Authority, Health Center Revenue Bonds, UPMC Health System,
Series 1997B (MBIA insured)	6.000%	7/1/24	1,000	1,222
Series 1997B (MBIA insured)	6.000%	7/1/26	2,250	2,786
Athens Area School District, Bradford County, Pennsylvania, GO Bonds, Series 2001 (FGIC insured)	5.500%	4/15/16	1,000	1,078
Bethlehem Area School District, Nothhampton and Lehigh Counties, Pennsylvania, GO Bonds, Series 2001A (FGIC insured) (Pre-refunded 3/15/12)	5.375%	3/15/20	2,000	2,162	A
Blue Mountain School District, Schuylkill County, Pennsylvania, GO Bonds, Series 2001A (FSA insured) (Pre-refunded 10/1/11)	5.500%	10/1/18	1,660	1,793	A
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series 2002 (FGIC insured)	5.500%	5/15/19	1,930	2,089
City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Twelfth Series 1990B (MBIA insured)	7.000%	5/15/20	480	573
City of Philadelphia, Pennsylvania, GO Bonds, Series 2001 (FSA insured)	5.250%	9/15/15	1,000	1,056
City of Pittsburgh (Commonwealth of Pennsylvania), GO Bonds, Series 1997A (AMBAC insured) (Pre-refunded 9/1/07)	5.250%	9/1/18	2,000	2,022	A
Commonwealth of Pennsylvania, GO Bonds, Second Series 1999 (Pre-refunded 10/1/09)	5.750%	10/1/14	3,000	3,197	A
County of Butler (Commonwealth of Pennsylvania), GO Bonds, Series 2003 (FGIC insured) (Pre-refunded 7/15/13)	5.250%	7/15/23	500	546	A
County of Chester, Pennsylvania, GO Bonds,
Series 1998	5.000%	6/15/15	1,000	1,020
Series 2004	5.000%	9/1/15	1,280	1,354
County of Delaware, Pennsylvania, GO Bonds, Series 1999	5.125%	10/1/16	2,650	2,742
County of Westmoreland (Commonwealth of Pennsylvania), GO Bonds,
Series 1992 (AMBAC insured)	0.000%	8/1/13	2,000	1,558	B

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Pennsylvania — Continued
Series 1992 (AMBAC insured)	0.000%	8/1/14	$1,000	$746	B
Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 1997 (AMBAC insured) (Pre-refunded 6/1/07)	5.625%	6/1/17	2,000	2,017	A
Lower Merion School District, Montgomerey County, Pennsylvania, GO Bonds, Series 2003	5.000%	5/15/17	2,000	2,139
Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A (FGIC insured)	6.000%	9/1/19	1,000	1,195
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Bryn Mawr College Revenue Bonds, Series 1999 (AMBAC insured)	5.125%	12/1/29	2,000	2,083
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds,
Series 1998B (AMBAC insured)	5.250%	12/1/16	1,365	1,417
Series 2003B (MBIA insured)	5.250%	12/1/17	1,000	1,096
Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds,
Series 2001 (AMBAC insured)	5.375%	7/15/19	1,000	1,080
Series 2001 (AMBAC insured)	5.500%	7/15/32	1,000	1,085
Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds, Series 1999 (MBIA insured) (Pre-refunded 3/1/09)	6.375%	3/1/14	1,000	1,067	A
Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds, Refunding,
Series 2001 (FGIC insured)	5.500%	3/1/17	250	269
Series 2001 (FGIC insured)	5.250%	3/1/20	2,000	2,128
State Public School Building Authority (Commonwealth of Pennsylvania), School Revenue Bonds, (Richland School District Project), Series 2006 (XLCA insured)	4.250%	11/15/26	1,000	974
State Public School Building Authority (Commonwealth of Pennsylvania), School Revenue Bonds, (School District of the City of York Project), Series 2003 (FSA insured)	5.000%	5/1/19	1,655	1,761
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
Series 1995 (MBIA insured)	6.250%	8/1/11	2,000	2,212
Series 2001A (FGIC insured)	5.375%	11/1/20	2,000	2,162
The Mckean County Hospital Authority, Pennsylvania, Hospital Revenue Bonds (Bradford Hospital Project), Series 2005 (ACA insured)	5.000%	10/1/18	1,265	1,318
The Pennsylvania State University Bonds, Refunding, Series 2003	5.250%	3/1/18	1,000	1,079
The School District of Philadelphia, Pennsylvania, GO Bonds, Series 2002B (FGIC insured)	5.625%	8/1/15	1,700	1,868
The School District of Philadelphia, Pennsylvania, GO Refunding Bonds, Series 2005A (AMBAC insured)	5.000%	8/1/17	500	538

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Pennsylvania — Continued
Western Wayne, Pennsylvania, Western Wayne School District, GO Bonds, Series 2007 (FSA insured)	4.500%	4/1/21	$500	$509
Wilkes-Barre Area School District, Luzerne County, Pennsylvania, GO Notes, Series 2003A (MBIA insured) (Pre-refunded 4/1/14)	5.250%	4/1/22	1,460	1,605	A

Total Municipal Bonds (Cost — $56,234)				59,501

Total Investments — 100.1% (Cost — $56,234)				59,501
Other Assets Less Liabilities — (0.1)%				(34)

Net Assets — 100.0%				$59,467

A	Pre-refunded bond — Bond are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The prefundedd date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

Portfolio of Investments
Tax-Free Intermediate-Term Income Trust
December 31, 2006 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 95.9%

Arizona — 1.8%
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, Series 2001A	5.000%	1/1/11	$1,000	$1,050

California — 3.7%
State of California Economic Recovery Bonds, Series 2004A	5.000%	7/1/16	1,000	1,058
The Regents of the University of California, General Revenue Bonds, Series 2003A (AMBAC insured)	5.000%	5/15/13	1,000	1,078

				2,136

Delaware — 2.2%
The State of Delaware, GO Bonds, Series 2004A	5.000%	1/1/13	1,225	1,301

District of Columbia — 2.5%
District of Columbia (Washington D.C.), GO Bonds, Series 2003A (MBIA insured)	5.000%	6/1/16	445	473
District of Columbia Multimodal Revenue Bonds, MedStar Health, Inc. Issue, (Georgetown University Hospital and Washington Hospital Center Projects), Series 2001D (Pre-refunded 2/16/07)	6.875%	8/15/31	1,000	1,004	A

				1,477

Florida — 6.5%
Certificates of Participation, (School Board of Leon County, Florida, Master Lease Program), Series 2006 (AMBAC insured)	5.000%	7/1/21	1,000	1,069
Seminole County, Florida, Water and Sewer Refunding Revenue and Improvement Bonds, Series 1992 (MBIA insured)	6.000%	10/1/12	1,000	1,098
State of Florida, Full Faith and Credit, State Board of Education, Capital Outlay Bonds, Series 2000A	5.500%	1/1/16	1,500	1,592

				3,759

Georgia — 5.9%
Development Authority of Gwinnett County, Georgia, Certificates of Participation, (Gwinnett County Public Schools Project), Series 2004 (MBIA insured)	5.250%	1/1/15	500	547
Development Authority of the City of Milledgeville and Baldwin County, Georgia, Revenue Bonds, (Georgia College & State University Foundation Property III, LLC, Student Housing System Project), Series 2004	5.500%	9/1/24	1,000	1,071
Downtown Savannah Authority, Georgia, Refunding Revenue Bonds, (Chatham County Projects), Series 2005A (MBIA insured)	5.000%	1/1/19	660	713
State of Georgia, GO Bonds, Series 1997C	6.250%	8/1/10	1,000	1,088

				3,419

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Hawaii — 1.8%
State of Hawaii, GO Bonds, Series 2004DD (MBIA insured)	5.000%	5/1/16	$615	$660
Series 2004DD (MBIA insured) (Pre-refunded 5/1/14)	5.000%	5/1/16	385	417	A

				1,077

Illinois — 0.8%
City of Chicago, Illinois, GO Bonds, (Emergency Telephone System), Refunding, Series 1999 (FGIC insured)	5.250%	1/1/20	400	450

Louisiana — 4.6%
Board of Supervisors of Louisiana State University and Agricultural and Mechanical College, Auxiliary Refunding Revenue Bonds, Series 2004 (FSA insured)	5.250%	7/1/13	1,000	1,079
City of New Orleans, Louisiana, GO Refunding Bonds, Series 1998 (FGIC insured)	5.500%	12/1/10	1,000	1,061
Limited Ad Valorem Tax Revenue Bonds, Recreation and Park Commission for the Parish of East Baton Rouge, Series 2005 (FSA insured)	5.000%	5/1/20	500	531

				2,671

Maryland — 20.9%
Anne Arundel County, Maryland, GO Bonds, Consolidated Solid Waste Projects, Series 1998 AMT	5.300%	2/1/17	450	461
Frederick County, Maryland, GO Bonds, Public Facilities, Refunding Revenue Bonds, Series 2000	5.000%	12/1/15	1,000	1,058
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue,
Series 1997	5.200%	7/1/09	400	408
Series 1997	5.250%	7/1/10	400	408
Series 1997	5.125%	7/1/22	1,000	1,016
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.750%	8/15/14	500	554
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue,
Series 2002	5.125%	7/1/14	400	420
Series 2002	6.000%	7/1/21	535	583
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 2001	5.000%	5/15/11	1,000	1,050

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue,
Series 2000	6.125%	7/1/07	$250	$253
Series 2001	5.000%	7/1/10	1,000	1,038
Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore/Washington International Airport Projects, Series 2002B AMT (AMBAC insured)	5.250%	3/1/12	1,000	1,066
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds, (Montgomerey County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/15	1,575	1,699
State of Maryland, GO Bonds, State and Local Facilities Loan, Series 2000, First Series	5.500%	8/1/10	2,000	2,128

				12,142

Massachusetts — 1.8%
The Commonwealth of Massachusetts, GO Refunding Bonds, Series 1997A (AMBAC insured)	5.750%	8/1/10	1,000	1,070

Michigan — 3.6%
Williamston Community Schools School District, County of Ingham, Michigan, School Building and Site Bonds, Series 1996 (MBIA insured)	6.250%	5/1/09	2,000	2,067

New York — 2.1%
Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds, Series 1998A (MBIA insured)	6.000%	7/1/18	1,000	1,194

Pennsylvania — 16.0%
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series 2002 (FGIC insured)	5.500%	5/15/17	1,000	1,083
City of Reading, Berks County, Pennsylvania, GO Bonds, Series 2002 (AMBAC insured)	5.875%	11/15/12	1,200	1,337
Commonwealth of Pennsylvania, GO Bonds, Second Series 1999 (Pre-refunded 10/1/09)	5.750%	10/1/14	2,000	2,132	A
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds, Series 2003B (MBIA insured)	5.250%	12/1/16	1,000	1,096
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
Series 1993 (AMBAC insured)	5.625%	6/15/08	1,000	1,029
Series 2001A (FGIC insured)	5.250%	11/1/17	1,000	1,075
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/20	500	546
The Pennsylvania State University Bonds, Series 1997A	5.000%	8/15/16	1,000	1,027

				9,325

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued

Texas — 10.5%
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Refunding Revenue Bonds, Series 2002A (AMBAC insured)	5.500%	11/15/13	$2,000	$2,206
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2001 (AMBAC insured)	5.375%	12/1/17	1,000	1,069
Harris County, Texas, Permanent Improvement Refunding Bonds, Series 1996 (MBIA insured)	0.000%	10/1/17	1,000	643	B
Tarrant County, Texas, Health Facilities Development Corporation, Harris Methodist Health System Revenue Bonds, Series 1987A (FGIC insured)	5.000%	9/1/15	250	268
Series 1987B (FGIC insured)	5.000%	9/1/15	855	918
Texas Public Finance Authority, State of Texas, GO Refunding Bonds, Series 1998B	5.125%	10/1/15	1,000	1,033

				6,137

Virginia — 5.5%
Fairfax County Redevelopment and Housing Authority Lease Revenue Bonds, (James Lee Community Center), Series 2004	5.250%	6/1/19	1,000	1,057
Metropolitan Washington Airports Authority, Airport System Refunding Revenue Bonds, Series 1999A (FGIC insured)	5.250%	10/1/12	1,000	1,044
Virginia Resources Authority, Clean Water State Revolving Fund, Revenue Bonds, Series 1999	5.750%	10/1/13	1,000	1,073

				3,174

Washington — 5.7%
King County, Washington, Sewer Revenue Bonds, Second Series 1999 (FGIC insured) (Pre-refunded 1/1/09)	6.000%	1/1/10	1,115	1,178	A
State of Washington, Motor Vehicle Fuel Tax GO Bonds, Series 1997D	6.500%	1/1/07	1,045	1,045
State of Washington, Various Purpose GO Bonds, Series 2000B	6.000%	1/1/11	1,000	1,066

				3,289

Total Municipal Bonds (Cost — $53,697)				55,738

		Maturity
	Rate	Date	Par	Value

Variable Rate Demand ObligationsC — 2.6%

Alaska — 2.0%
Valdez, Alaska, Marine Terminal Refunding Revenue Bonds, (BP Pipelines Inc. Project), Series 2001 VRDN	3.970%	1/2/07	$1,200	$1,200

Kentucky — 0.2%
State of Kentucky, Economic Development Finance Authority, Hospital Facilities Refunding Revenue Bonds, (Baptist Healthcare System), Series 1999C (MBIA insured) VRDN	3.980%	1/2/07	100	100

South Carolina — 0.4%
Berkeley County South Carolina Pollution Control Facilities Revenue Series 1994 VRDN	3.970%	1/2/07	250	250
Total Variable Rate Demand Obligations (Cost — $1,550)				1,550

Total Investments — 98.5% (Cost — $55,247)				57,288
Other Assets Less Liabilities — 1.5%				864

Net Assets — 100.0%				$58,152

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The prefunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of December 31, 2006, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

Each Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Tax-Free Income, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income, Inc.
Date: February 27, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income, Inc.
Date: February 27, 2007
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Tax-Free Income, Inc.
Date: February 26, 2007